Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses	Prepaid expenses and other current assets consist of the following as of September 30, 2023 and December 31, 2022:
	September 30,	December 31,
	2023	2022
Insurance	$208,064	$1,027,292
Research and development expense tax credit receivable	51,639	546,563
Professional fees	369,906	310,017
Value-added tax receivable	53,134	48,774
Income taxes	25,634	25,634
	$708,377	$1,958,280
Prepaid expenses consist of the following as of December 31, 2022 and 2021:
	December 31,
	2022	2021
Insurance (1)	$1,027,292	$1,937,693
Research and development expense tax credit receivable	546,563	644,513
Professional fees (1)	310,017	294,577
Value-added tax receivable	48,774	24,411
Taxes	25,634	25,634
Other	-	49,755
	$1,958,280	$2,976,583
(1)	In the previously filed Annual Report on Form 10-K for the year ended December 31, 2021, the Insurance line item above included $213,974 of expenses related to Oxford agreements for our CBR Pharma subsidiary. In the current year, those same expenses are grouped into the Professional fees grouping. As such, for comparative purposes, that amount has been moved from the Insurance grouping to the Professional fees grouping for the 2021 period.